Goodwill and Other Intangible Assets - Weighted average amortization period in total and by intangible asset (Details) - Benson Hill, Inc	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total	12 years 4 months 24 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total	13 years 3 months 18 days
Trade names
Finite-Lived Intangible Assets [Line Items]
Total	8 years 3 months 18 days